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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [ ]; Amendment Number:-

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        Kleinwort Benson Channel Islands Holdings Limited
Address:     Dorey Court
             Admiral Park
             St Peter Port
             Guernsey, GY1 3BG

Form 13F File Number: 028 - 14450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Bright     Peter Neville
Title:     Director        Director
Phone:

Signature, Place, and Date of Signing:

/s/ Mark Bright                         /s/ Peter Neville
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Guernsey, C.I., 12 Aug 2011             Guernsey, C.I., 12 Aug 2011

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

028 - 14449     RHJ International SA